SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Federal
Current				$ 19,661
Deferred
State
Income tax provision		$ 19,661		$ 19,661
Pono Capital Corp [Member]
Federal
Current						$ 289,122
Deferred					(134,787)	(116,642)
State
Current
Deferred						(77,162)
Change in valuation allowance					134,787	193,804
Income tax provision						$ 289,122